Consolidated Statement of Cash Flows - USD ($)	1 Months Ended	3 Months Ended		11 Months Ended	12 Months Ended
	Dec. 31, 2021	Mar. 31, 2022	Mar. 31, 2021	Nov. 26, 2021	Dec. 31, 2020
Cash flows from operating activities:
Net income (loss)				$ 10,985,000	$ 14,396,000
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Depreciation and amortization				729,000	992,000
Change in Fair Value in Financial Instruments		$ (340,000)
Warrant Issuance Expense					(6,000)
Share Based Compensation		225,000
Amortization of debt discount & issuance fees				13,000
Interest Expense – PIK
Change in operating assets and liabilities:
Accounts receivable				(4,000)	(307,000)
Prepaid expenses and other assets				(360,000)	(92,000)
Inventories				(436,000)	700,000
Accounts payable and accrued liabilities				1,237,000	312,000
Deferred Tax Liabilities				3,000	4,000
Net Cash Provided by (Used in) Operating Activities				12,167,000	15,999,000
Cash flows from investing activities:
Purchases of property and equipment				(5,314,000)	(932,000)
Proceeds from sale of property and equipment					6,000
Theraplant Business Combination, net of cash acquired
True Harvest Acquisition, net of cash acquired
Net cash used in investing activities				(5,314,000)	(926,000)
Cash flows from financing activities:
Proceeds from notes payable				4,768,000
Principal repayments of notes payable				(125,000)	(65,000)
Debt Issuance Costs
Warrants exercised for cash					54,000
Distributions to members				(12,373,000)	(19,984,000)
Redemptions Payable
Net Cash Provided by (Used in) Financing Activities				(7,730,000)	(19,995,000)
Net increase (decrease) in cash, cash equivalents and restricted cash				(877,000)	(4,922,000)
Cash, cash equivalents and restricted cash, beginning of period	$ 1,386,000		2,263,000	2,263,000	7,185,000
Cash, cash equivalents and restricted cash, end of period				1,386,000	2,263,000
Reconciliation of cash, cash equivalents and restricted cash
Cash and cash equivalents				1,386,000	2,263,000
Restricted cash
Total cash, cash equivalents and restricted cash, end of period				1,386,000	2,263,000
Supplemental disclosure of cash flow information
Cash paid for interest (net of interest capitalized)	852,000			181,000	102,000
Supplemental disclosure of non-cash investing and financing activities
Term Loan and Delayed Draw Term Loan warrant issuance and related debt discount	27,501,000
Non-cash deferred financing costs	6,840,000
Investor Shares derivative liability	2,615,000
Release of Investor Shares	564,000
Equity Purchase Agreement Commitment fee	1,000,000
Deferred IPO underwriting fee	7,783,000
Issuance of deferred cash payment for Theraplant Business Combination	9,616,000
Issuance of Contingent Consideration for True Harvest Acquisition	20,880,000
Issuance of True Harvest convertible note	20,892,000
Accrued capital expenditures	195,000			825,000
Leafline Industries, LLC	2,259,000
Insurance Financing	1,340,000
Successor
Cash flows from operating activities:
Net income (loss)		(14,568,000)
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Depreciation and amortization		4,526,000
Change in Fair Value in Financial Instruments		340,000
Share Based Compensation		662,000
Amortization of debt discount & issuance fees		1,356,000
Interest Expense – PIK		2,247,000
Change in operating assets and liabilities:
Accounts receivable		(669,000)
Prepaid expenses and other assets		1,096,000
Inventories		782,000
Accounts payable and accrued liabilities		85,000
Deferred Tax Liabilities		481,000
Net Cash Provided by (Used in) Operating Activities		(3,662,000)
Cash flows from investing activities:
Purchases of property and equipment		(419,000)
Net cash used in investing activities		(419,000)
Cash flows from financing activities:
Proceeds from notes payable
Principal repayments of notes payable		(1,434,000)
Distributions to members
Net Cash Provided by (Used in) Financing Activities		(1,434,000)
Net increase (decrease) in cash, cash equivalents and restricted cash		(5,515,000)
Cash, cash equivalents and restricted cash, beginning of period		9,057,000
Cash, cash equivalents and restricted cash, end of period	9,057,000	3,542,000
Reconciliation of cash, cash equivalents and restricted cash
Cash and cash equivalents		1,864,000
Restricted cash		1,678,000
Total cash, cash equivalents and restricted cash, end of period		3,542,000
Supplemental disclosure of cash flow information
Cash paid for interest (net of interest capitalized)		2,870,000
Supplemental disclosure of non-cash investing and financing activities
Investor shares released from lockup		1,390,000
Investor share settled liabilities		1,000,000
Settlement of Sponsor Notes		2,641,000
Goodwill measurement period adjustment		5,620,000
Capital expenditures payable		253,000
Predecessor
Cash flows from operating activities:
Net income (loss)	6,942,000		2,792,000
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Depreciation and amortization	1,389,000		11,000
Change in Fair Value in Financial Instruments	(11,883,000)
Warrant Issuance Expense	667,000
Share Based Compensation
Amortization of debt discount & issuance fees	406,000
Interest Expense – PIK	731,000
Change in operating assets and liabilities:
Accounts receivable	228,000		22,000
Prepaid expenses and other assets	(530,000)		(173,000)
Inventories	157,000		(113,000)
Accounts payable and accrued liabilities	(2,121,000)		529,000
Deferred Tax Liabilities	38,000		1,000
Net Cash Provided by (Used in) Operating Activities	(3,976,000)		3,069,000
Cash flows from investing activities:
Purchases of property and equipment	(234,000)		(1,389,000)
Proceeds from sale of property and equipment
Theraplant Business Combination, net of cash acquired	(97,950,000)
True Harvest Acquisition, net of cash acquired	(12,500,000)
Net cash used in investing activities	(110,684,000)		(1,389,000)
Cash flows from financing activities:
Proceeds from notes payable	105,000,000		408,000
Principal repayments of notes payable	(833,000)		(17,000)
Debt Issuance Costs	(724,000)
Warrants exercised for cash
Distributions to members			(170,000)
Redemptions Payable	(154,899,000)
Net Cash Provided by (Used in) Financing Activities	(51,456,000)		221,000
Net increase (decrease) in cash, cash equivalents and restricted cash	(166,116,000)		1,901,000
Cash, cash equivalents and restricted cash, beginning of period	175,173,000	$ 9,057,000	2,263,000	2,263,000
Cash, cash equivalents and restricted cash, end of period	9,057,000		4,164,000	$ 175,173,000	$ 2,263,000
Reconciliation of cash, cash equivalents and restricted cash
Cash and cash equivalents	7,240,000		4,164,000
Restricted cash	1,817,000
Total cash, cash equivalents and restricted cash, end of period	$ 9,057,000		$ 4,164,000